LICENSE RIGHTS (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2006	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
License Rights [Line Items]
Number Of Units Converted Under License Fee	500 units
License Rights [Member]
License Rights [Line Items]
Impairment of Intangible Assets (Excluding Goodwill), Total		$ 0	$ 0	$ 0	$ 0	$ 1	$ 0
Indefinitelived Intangible Assets Impaired Accumulated Impairment Loss		$ 1		$ 1		$ 1